Cash and cash equivalents and borrowings and other borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 400
Exinfrastructure project [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	2,813	€ 2,865
Exinfrastructure project [Member] | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 2,680
Exinfrastructure project [Member] | 13 September 2030 [Member] | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	4.375%
Exinfrastructure project [Member] | 14 May 2026 [Member] | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	1.38%
Exinfrastructure project [Member] | 12 November 2028 [Member] | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	0.54%
Exinfrastructure project [Member] | 20 November 2025 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	0.75%
Exinfrastructure project [Member] | 16 January 2025 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	3.25%
Exinfrastructure project [Member] | 14 May 2020 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 780
Exinfrastructure project [Member] | 12 November 2020 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	500
Exinfrastructure project [Member] | 10 de octubre de 2023 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	500
Exinfrastructure project [Member] | 16 January 2025 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	500
Exinfrastructure project [Member] | 20 November 2025 | Corporate bonds and debentures [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 400